VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowances for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 572	$ 1,443	$ 4,919
Charged (Credited) to Costs and Expenses	222	949	1,834
Deductions	(364)	(1,820)	(5,310)
Balance at End of Year	430	572	1,443
Allowances for doubtful notes receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	4,000	4,000	4,000
Charged (Credited) to Costs and Expenses	0	0	0
Deductions	0	0	0
Balance at End of Year	4,000	4,000	4,000
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	153,463	217,589	194,255
Charged (Credited) to Costs and Expenses	7,042	(64,126)	23,334
Deductions	0	0	0
Balance at End of Year	160,505	153,463	217,589
Excess and obsolete inventory
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	15,039	15,049	24,475
Charged (Credited) to Costs and Expenses	665	398	429
Deductions	(680)	(408)	(9,855)
Balance at End of Year	$ 15,024	$ 15,039	$ 15,049